Operations - Liquidity (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Issuance of preferred shares
Net losses		¥ (1,363,651,000)	$ (186,818)	¥ (4,811,713,000)	¥ (7,507,653,000)
Net cash (used in)/provided by operating activities		6,014,900,000	824,032	266,622,000	(3,911,370,000)
Accumulated deficit		(27,661,500,000)		(26,310,766,000)		$ (3,789,604)
Repayments of Convertible Debt		6,058,432,000	$ 830,002	¥ 7,675,227,000	¥ 4,201,506,000
Convertible Debt [Member]
Issuance of preferred shares
Repayments of Convertible Debt		331,200
Proceeds from Convertible Debt		¥ 68,800
ADSs
Issuance of preferred shares
Ordinary shares, issued (in shares) | shares	15,344,000